Restructuring Charges - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 79,069	$ 92,123	$ 45,390
Restructuring plan, workforce reduction	74,600	74,500	34,100
Other restructuring costs	4,500	17,600	11,300
Impairment of operating right-of-use assets and related property, plant and equipment	3,683	15,731	8,686
Onerous contract provision	800	1,900	2,600
Restructuring reserve	12,525	31,474	6,999	$ 6,022
Personnel related liabilities
Restructuring Cost and Reserve [Line Items]
Restructuring reserve	9,100	27,700	4,000
Facilities related liability
Restructuring Cost and Reserve [Line Items]
Restructuring reserve	3,400	3,800	3,000
Restructuring reserve, current	1,300	1,400	1,000
Restructuring reserve, noncurrent	$ 2,100	$ 2,400	$ 2,000